PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment as of September 30, 2017 and December 31, 2016 is summarized as follows:

	September 30, 2017	December 31, 2016
Computer equipment	$85,549	$84,704
Furniture and fixtures	11,837	10,117
Subtotal	97,386	94,821
Less accumulated depreciation	(78,520)	(70,633)
Property and equipment, net	$18,866	$24,188

Property and equipment as of December 31, 2016 and 2015 is summarized as follows:

	2016	2015
Computer equipment	$84,704	$68,449
Furniture and fixtures	10,117	10,117
Subtotal	94,821	78,566
Less accumulated depreciation	(70,633)	(60,158)
Property and equipment, net	$24,188	$18,408